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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011


Check here if Amendment [ ];  Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    ESSEX EQUITY CAPITAL MANAGEMENT, LLC
Address: 375 Hudson Street
         NEW YORK, NEW YORK 10014

Form 13F File Number: 028-14330

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  John Liu
Title: Chief Executive Officer
Phone: (212) 989-2700

Signature, Place, and Date of Signing:

     /s/ JOHN LIU                New York, New York         August 15, 2011
------------------------   -------------------------     ----------------------
        [Signature]                [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                     0
                                            -----------------

Form 13F Information Table Entry Total:               13
                                            -----------------

Form 13F Information Table Value Total:          191,479
                                            -----------------
                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.

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                           FORM 13F INFORMATION TABLE

COLUMN 1                COLUMN 2         COLUMN 3     COLUMN 4        COLUMN 5            COLUMN 6   COLUMN 7        COLUMN 8
--------                --------         --------     --------        --------            --------   --------        --------
                        Title of                      Value     Shares or  Sh/   Put/   Investment   Other        Voting Authority
Name of Issuer           Class           CUSIP       (x$1000)   Prn Amt    Prn   call   Discretion   Managers   Sole    Shared  None
------------------------------------------------------------------------------------------------------------------------------------
BECTON DICKINSON & CO.   COM             075887 10 9  $ 6,951     80,663                    Sole        N/A             80,663
BERKLEY W R CORP         COM             084423 10 2  $ 2,593     79,936                    Sole        N/A             79,936
CIT GROUP INC            COM NEW         125581 80 1  $32,584    736,184                    Sole        N/A            736,184
CONSTELLATION ENERGY
PRTNR L                  COM UNIT LLC B  21038E 10 1  $ 2,371    919,145                    Sole        N/A            919,145
ENSCO PLC                SPONSORED ADR   29358Q 10 9  $23,507    441,024                    Sole        N/A            441,024
GLOBAL INDEMNITY PLC     SHS             G39319 10 1  $40,132  1,809,358                    Sole        N/A          1,809,358
HARRIS INTERACTIVE INC   COM             414549 10 5  $   550    647,500                    Sole        N/A            647,500
LAMAR ADVERTISING CO     CL A            512815 10 1  $11,300    412,850                                               412,850
LIBERTY MEDIA CORP NEW   INT COM SER A   53071M 10 4  $12,379    738,134                    Sole        N/A            738,134
NVR INC                  COM             62944T 10 5  $18,811     25,929                    Sole        N/A             25,929
VALIDUS HOLDINGS LTD     COM SHS         G9319H 10 2  $19,379    626,148                    Sole        N/A            626,148
VISTEON                  COM             92839U 20    $ 4,680     68,414                    Sole        N/A             68,414
WILLIS GROUP HOLDINGS
PUBLI                    SHS             G96666 10 5  $16,243    395,114                    Sole        N/A            395,114